UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number      811-08416

Touchstone Variable Series Trust

(Exact name of registrant as specified in charter)

303 Broadway, Suite 1100
Cincinnati, Ohio 45202-4203

(Address of principal executive offices) (Zip code)

Jill T. McGruder

303 Broadway, Suite 1100

Cincinnati, Ohio 45202-4203

(Name and address of agent for service)

Registrant's telephone number, including area code: 800-638-8194

Date of fiscal year end: December 31

Date of reporting period: March 31, 2018

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

Portfolio of Investments

Touchstone Active Bond Fund – March 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 42.7%
$270,000	U.S. Treasury Bond, 2.500%, 2/15/46	$245,732
891,000	U.S. Treasury Bond, 2.750%, 8/15/47	851,566
64,000	U.S. Treasury Bond, 3.000%, 5/15/45	64,403
960,000	U.S. Treasury Bond, 3.000%, 2/15/47	965,100
23,000	U.S. Treasury Bond, 3.000%, 5/15/47	23,112
2,110,000	U.S. Treasury Bond, 3.000%, 2/15/48	2,122,034
46,000	U.S. Treasury Note, 1.125%, 2/28/21	44,361
1,500,000	U.S. Treasury Note, 1.250%, 3/31/21	1,450,313
985,000	U.S. Treasury Note, 1.875%, 9/30/22	957,181
6,365,000	U.S. Treasury Note, 2.000%, 1/31/20	6,334,667
6,634,000	U.S. Treasury Note, 2.000%, 12/31/21	6,516,609
914,000	U.S. Treasury Note, 2.250%, 8/15/27	876,369
3,870,000	U.S. Treasury Note, 2.750%, 2/15/28	3,871,965
	Total U.S. Treasury Obligations	$24,323,412

	Corporate Bonds — 31.3%

	Financials — 9.5%
218,000	American Express Co.,
	3.000%, 10/30/24	209,314
156,000	AvalonBay Communities, Inc. MTN,
	3.200%, 1/15/28	147,679
144,000	Bank of America Corp.,
	3.705%, 4/24/28	141,597
245,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	244,518
212,000	Bank of Montreal (Canada),
	3.803%, 12/15/32	200,842
212,000	Bank of New York Mellon Corp. (The)
	MTN, 2.950%, 1/29/23	209,336
230,000	Bank of Nova Scotia (The) (Canada),
	(3M LIBOR +0.620%),
	2.798%, 9/19/22(A)	230,414
200,000	Barclays PLC (United Kingdom),
	3.250%, 1/12/21	198,560
208,000	Boston Properties LP, 3.200%, 1/15/25	200,784
164,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	174,624
125,000	Citigroup, Inc., 3.300%, 4/27/25	121,340
320,000	Citigroup, Inc., (3M LIBOR +1.430%),
	3.436%, 9/1/23(A)	327,800
84,000	Citigroup, Inc., 4.750%, 5/18/46	85,356
175,000	Fifth Third Bancorp, 2.875%, 7/27/20	174,660
130,000	General Electric Co. MTN,
	4.650%, 10/17/21	135,732
223,000	General Motors Financial Co., Inc.,
	3.200%, 7/13/20	222,402
110,000	Goldman Sachs Group, Inc. (The),
	3.691%, 6/5/28	106,642
115,000	Goldman Sachs Group, Inc. (The),
	5.250%, 7/27/21	121,800
200,000	HSBC Holdings PLC (United Kingdom),
	3.900%, 5/25/26	199,591
250,000	Huntington National Bank (The),
	2.200%, 11/6/18	249,299
145,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	144,571
205,000	JPMorgan Chase & Co.,
	3.509%, 1/23/29	198,994
61,000	Mid-America Apartments LP,
	3.750%, 6/15/24	60,552
208,000	Moody's Corp., 2.750%, 12/15/21	204,223
170,000	Morgan Stanley, 3.950%, 4/23/27	165,525
260,000	New York Life Global Funding, 144a,
	3.000%, 1/10/28	247,663
155,000	Northwestern Mutual Life Insurance
	Co. (The), 144a, 3.850%, 9/30/47	146,061
160,000	PNC Bank NA, 2.700%, 11/1/22	154,902
205,000	SL Green Operating Partnership LP,
	3.250%, 10/15/22	199,931
204,000	VEREIT Operating Partnership LP,
	4.600%, 2/6/24	206,634
		5,431,346

	Consumer Discretionary — 3.5%
205,000	Allergan Sales LLC, 144a,
	5.000%, 12/15/21	213,991
204,000	Amazon.com, Inc., 144a,
	2.800%, 8/22/24	197,942
146,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	157,463
210,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	209,616
230,000	AutoNation, Inc., 5.500%, 2/1/20	239,413
190,000	Comcast Corp., 2.850%, 1/15/23	185,961
80,000	Ford Motor Co., 4.750%, 1/15/43	72,954
150,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	191,949
160,000	Mylan NV (Netherlands),
	3.000%, 12/15/18	159,998
204,000	Shire Acquisitions Investments Ireland
	DAC (Ireland), 2.400%, 9/23/21	196,967
153,000	Time Warner, Inc., 3.800%, 2/15/27	147,925
		1,974,179

	Energy — 3.0%
120,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	116,666
184,000	Cenovus Energy, Inc. (Canada),
	4.250%, 4/15/27	179,353
152,000	Concho Resources, Inc.,
	3.750%, 10/1/27	148,624
141,000	EOG Resources, Inc., 3.900%, 4/1/35	138,342
198,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	200,970
135,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	130,883
116,000	Rockies Express Pipeline LLC, 144a,
	6.875%, 4/15/40	133,792
190,000	Sabine Pass Liquefaction LLC,
	5.000%, 3/15/27	197,393
210,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	203,130
2,475	Transocean Phoenix 2 Ltd. (Cayman
	Islands), 144a, 7.750%, 10/15/24	2,630

1

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 31.3% (Continued)

	Energy — (Continued)
$267,000	Williams Cos., Inc. (The),
	3.700%, 1/15/23	$259,658
		1,711,441

	Information Technology — 2.8%
198,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	207,110
235,000	Apple, Inc., 2.750%, 1/13/25	226,176
148,000	Apple, Inc., 4.650%, 2/23/46	162,977
113,000	Dell International LLC / EMC Corp.,
	144a, 6.020%, 6/15/26	121,692
175,000	Hewlett Packard Enterprise Co., 144a,
	2.100%, 10/4/19	172,694
85,000	Microsoft Corp., 3.500%, 2/12/35	83,955
170,000	Oracle Corp., 2.650%, 7/15/26	158,951
129,000	Oracle Corp., 3.250%, 11/15/27	125,831
200,000	QUALCOMM, Inc., 3.450%, 5/20/25	195,288
134,000	Visa, Inc., 4.150%, 12/14/35	142,699
		1,597,373

	Telecommunication Services — 2.5%
150,000	AT&T, Inc., 3.900%, 8/14/27	151,033
105,000	AT&T, Inc., 3.950%, 1/15/25	104,935
40,000	AT&T, Inc., 4.350%, 6/15/45	36,553
125,000	AT&T, Inc., 4.500%, 5/15/35	122,769
124,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	136,113
118,000	Comcast Corp., 4.000%, 3/1/48	111,678
170,000	Qwest Corp., 6.750%, 12/1/21	182,255
212,000	Telecom Italia SpA/Milano (Italy),
	144a, 5.303%, 5/30/24	215,710
331,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	340,742
		1,401,788

	Consumer Staples — 2.3%
200,000	CVS Health Corp., 4.300%, 3/25/28	200,852
130,000	CVS Health Corp., 5.125%, 7/20/45	137,888
292,000	Imperial Brands Finance PLC (United
	Kingdom), 144a, 4.250%, 7/21/25	296,404
130,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	160,488
98,000	Mead Johnson Nutrition Co.,
	4.125%, 11/15/25	100,576
192,000	Reynolds American, Inc.,
	4.450%, 6/12/25	197,505
230,000	Walmart, Inc., 2.350%, 12/15/22	223,888
		1,317,601

	Health Care — 2.2%
102,000	Abbott Laboratories,
	3.750%, 11/30/26	101,454
174,000	AbbVie, Inc., 4.450%, 5/14/46	173,038
90,000	Allergan Funding SCS (Luxembourg),
	3.800%, 3/15/25	88,415
185,000	Catholic Health Initiatives,
	4.200%, 8/1/23	190,526
142,000	Celgene Corp., 5.000%, 8/15/45	147,937
160,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	159,709
210,000	Johnson & Johnson, 2.900%, 1/15/28	201,833
140,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	137,994
60,000	Zimmer Biomet Holdings, Inc.,
	3.375%, 11/30/21	59,683
		1,260,589

	Industrials — 1.8%
265,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	325,879
175,000	FedEx Corp., 5.100%, 1/15/44	192,109
170,000	Medtronic Global Holdings SCA
	(Luxembourg), 3.350%, 4/1/27	167,771
206,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	205,284
155,000	SBA Tower Trust, 144a,
	2.898%, 10/8/19	154,210
2,294	United Airlines 2014-2 Class B Pass
	Through Trust, 4.625%, 9/3/22	2,324
		1,047,577

	Materials — 1.4%
202,000	Eagle Materials, Inc., 4.500%, 8/1/26	204,222
32,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.200%, 10/1/22	32,443
60,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.450%, 11/15/21	61,631
76,000	Petroleos Mexicanos (Mexico), 144a,
	5.350%, 2/12/28	74,966
238,000	Suzano Austria GmbH (Austria), 144a,
	5.750%, 7/14/26	249,924
150,000	Vulcan Materials Co., 4.500%, 4/1/25	155,772
		778,958

	Utilities — 1.2%
206,000	Dominion Energy, Inc.,
	2.000%, 8/15/21	196,724
184,000	Fortis, Inc., (Canada), 3.055%, 10/4/26	170,522
18,000	GenOn Energy, Inc.,
	9.500%, 10/15/18(B)	14,580
150,000	Oncor Electric Delivery Co. LLC, 144a,
	3.800%, 9/30/47	146,752
124,000	PacifiCorp., 5.750%, 4/1/37	153,489
		682,067

	Real Estate — 1.1%
185,000	Crown Castle International Corp.,
	3.650%, 9/1/27	176,273
152,000	Digital Realty Trust LP, 2.750%, 2/1/23	145,936
126,000	Sabra Health Care LP. REIT,
	5.125%, 8/15/26	121,469

2

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 31.3% (Continued)

	Real Estate — (Continued)
$184,000	Ventas Realty LP, 3.500%, 2/1/25	$179,162
		622,840
	Total Corporate Bonds	$17,825,759

	U.S. Government Mortgage-Backed Obligations — 11.0%
22,573	FHLMC, Pool #A56988, 5.500%, 2/1/37	24,759
128,396	FHLMC, Pool #A95946, 4.000%, 1/1/41	132,919
101,188	FHLMC, Pool #A96485, 4.500%, 1/1/41	107,048
30,417	FHLMC, Pool #G03217, 5.500%, 9/1/37	33,192
16,705	FHLMC, Pool #G03781, 6.000%, 1/1/38	18,650
72,500	FHLMC, Pool #J27931, 3.500%, 4/1/29	74,081
316,259	FHLMC, Pool #Q51274,
	4.000%, 10/1/47	324,954
324	FNMA, Pool #254759, 4.500%, 6/1/18	326
7,545	FNMA, Pool #561741, 7.500%, 1/1/31	8,514
10,613	FNMA, Pool #889734, 5.500%, 6/1/37	11,641
16,416	FNMA, Pool #984256, 5.000%, 6/1/23	16,984
13,228	FNMA, Pool #995472, 5.000%, 11/1/23	13,823
74,645	FNMA, Pool #AB1149, 5.000%, 6/1/40	80,693
67,448	FNMA, Pool #AB1800, 4.000%, 11/1/40	69,791
114,674	FNMA, Pool #AD3795, 4.500%, 4/1/40	121,290
159,234	FNMA, Pool #AD9150, 5.000%, 8/1/40	171,988
224,713	FNMA, Pool #AE0548, 4.500%, 11/1/40	237,624
184,978	FNMA, Pool #AE4429, 4.000%, 10/1/40	191,190
14,194	FNMA, Pool #AH2666, 4.000%, 1/1/26	14,609
27,004	FNMA, Pool #AH3493, 4.000%, 2/1/26	27,791
316,802	FNMA, Pool #AJ5457, 4.000%, 11/1/41	327,483
290,417	FNMA, Pool #AL0054, 4.500%, 2/1/41	307,218
52,384	FNMA, Pool #AL2663, 4.000%, 1/1/26	53,911
261,819	FNMA, Pool #AS7813, 4.000%, 8/1/46	268,872
371,385	FNMA, Pool #AS8552, 3.000%, 12/1/36	369,106
669,842	FNMA, Pool #AS8855, 3.500%, 2/1/37	681,056
680,412	FNMA, Pool #BH6180, 4.000%, 7/1/47	699,112
323,036	FNMA, Pool #MA1175, 3.000%, 9/1/42	318,051
203,900	FNMA, Pool #MA1543, 3.500%, 8/1/33	208,334
183,529	FNMA, Pool #MA2177, 4.000%, 2/1/35	191,100
258,540	GNMA, Pool #4853, 4.000%, 11/20/40	270,292
172,748	GNMA, Pool #4883, 4.500%, 12/20/40	181,677
71,783	GNMA, Pool #736696, 4.500%, 5/15/40	75,542
346,949	GNMA, Pool #AD1745,
	3.000%, 2/20/43	342,329
258,462	GNMA, Pool #MA1157,
	3.500%, 7/20/43	262,425
	Total U.S. Government
	Mortgage-Backed Obligations	$6,238,375

	Asset-Backed Securities — 4.3%
200,000	Ascentium Equipment Receivables
	2016-1 Trust, Ser 2016-1A, Class B,
	144a, 2.850%, 7/10/20	200,146
64,844	California Republic Auto Receivables
	Trust, Ser 2014-2, Class A4,
	1.570%, 12/16/19	64,725
254,598	CWHEQ Home Equity Loan Trust, Ser
	2007-S1, Class A5,
	6.018%, 11/25/36(A)(C)	254,070
311,911	Elara HGV Timeshare Issuer LLC, Ser
	2017-A, Class A, 144a,
	2.690%, 3/25/30	306,674
248,750	Jimmy Johns Funding LLC, Ser
	2017-1A, Class A2II, 144a,
	4.846%, 7/30/47	254,504
141,895	Sonic Capital LLC, Ser 2016-1A, Class
	A2, 144a, 4.472%, 5/20/46	144,617
124,051	SpringCastle America Funding LLC,
	Ser 2016-AA, Class A, 144a,
	3.050%, 4/25/29	123,874
325,000	Towd Point Mortgage Trust, Ser
	2015-3, Class A2, 144a,
	4.000%, 3/25/54(A)(C)	332,307
380,000	Voya CLO Ltd. (Cayman Islands), Ser
	2017-4A, Class A1, 144a, (3M LIBOR
	+1.130%), 3.478%, 10/15/30(A)	382,200
399,000	Wendys Funding LLC, Ser 2018-1A,
	Class A2I, 144a, 3.573%, 3/15/48	394,148
	Total Asset-Backed Securities	$2,457,265

	Non-Agency Collateralized Mortgage
	Obligations — 3.0%
531	Agate Bay Mortgage Trust, Ser 2015-2,
	Class A8, 144a, 3.000%, 3/25/45(A)(C)	530
8,150	Deutsche ALT-A Securities, Inc.
	Alternate Loan Trust, Ser 2003-2XS,
	Class A6, 5.470%, 9/25/33(D)	8,233
452,822	EverBank Mortgage Loan Trust, Ser
	2013-1, Class B1, 144a,
	3.484%, 3/25/43(A)(C)	445,227
153,748	PMT Loan Trust, Ser 2013-J1, Class A11,
	144a, 3.500%, 9/25/43(A)(C)	152,866
106,704	Residential Asset Securitization Trust,
	Ser 2006-A1, Class 1A3,
	6.000%, 4/25/36	83,587
284,650	Sequoia Mortgage Trust, Ser 2013-1,
	Class B1, 3.637%, 2/25/43(A)(C)	284,710
253,593	Sequoia Mortgage Trust, Ser 2013-10,
	Class B2, 144a, 3.561%, 8/25/43(A)(C)	251,731
356,463	Sequoia Mortgage Trust, Ser 2013-5,
	Class B1, 144a, 3.515%, 5/25/43(A)(C)	356,791
72,824	Structured Asset Securities Corp. Trust,
	Ser 2005-17, Class 5A1,
	5.500%, 10/25/35	58,975
51,112	Washington Mutual Alternative
	Mortgage Pass-Through
	Certificates, Ser 2005-9, Class 2A4,
	5.500%, 11/25/35††	47,348
	Total Non-Agency Collateralized
	Mortgage Obligations	$1,689,998

3

Touchstone Active Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Sovereign Bonds — 1.8%
$200,000	Bermuda Government International
	Bond, 144a, 3.717%, 1/25/27	$195,000
200,000	Mexico Government International
	Bond, 4.350%, 1/15/47	182,776
198,000	Portugal Government International
	Bond, 144a, 5.125%, 10/15/24	210,589
220,000	Province of Alberta Canada, 2.200%,
	7/26/22	213,483
208,000	Province of Ontario Canada, 1.875%,
	5/21/20	204,688
	Total Sovereign Bonds	$1,006,536

	Commercial Mortgage-Backed Securities — 1.7%
214,000	280 Park Avenue 2017-280P Mortgage
	Trust, Ser 2017-280P, Class A, 144a,
	(1M LIBOR +0.880%),
	2.777%, 9/15/34(A)	214,839
360,000	DBUBS Mortgage Trust, Ser
	2017-BRBK, Class B, 144a,
	3.648%, 10/10/34(A)(C)	356,246
375,000	GS Mortgage Securities Corp. II, Ser
	2017-SLP, Class B, 144a,
	3.772%, 10/10/32	377,028
	Total Commercial
	Mortgage-Backed Securities	$948,113

	Agency Collateralized Mortgage
	Obligations — 1.3%
112,832	FNMA REMIC, Ser 2015-51, Class KC,
	3.000%, 6/25/45	111,505
656,927	FNMA REMIC, Ser 2017-90, Class KA,
	3.000%, 11/25/47	652,279
	Total Agency Collateralized
	Mortgage Obligations	$763,784

	Municipal Bond — 0.6%

	New York — 0.6%
320,000	NY Housing Development Corp., Ref 8
	Spruce Street Class B,
	3.864%, 2/15/48(D)	$322,333

Shares

	Preferred Stocks — 0.4%

	Utilities — 0.4%
2,008	Entergy Louisiana LLC, 0.030%	48,393
7,919	Integrys Holding, Inc., 0.038%	207,874
	Total Preferred Stocks	$256,267

	Short-Term Investment Fund — 1.1%
633,427	Dreyfus Government Cash
	Management, Institutional Shares,
	1.54%∞Ω	$633,427

	Total Investment Securities —99.2%
	(Cost $56,965,189)	$56,465,269

	Other Assets in
	Excess of Liabilities — 0.8%	459,806
	Net Assets — 100.0%	$56,925,075

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2018.

(B)	The issuer is in default of certain debt covenants. Income is not being accrued. The total value of such securities as of March 31, 2018 was 14,580 or 0.03% of net assets.

(C)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

(D)	Step Bond - A bond that pays an initial interest rate for the first period and then a higher interest rate for the following periods until maturity. The interest rate shown reflects the rate in effect as of March 31, 2018.

††	The issuers and/or sponsors of certain mortgage-backed securities may no longer exist; however, the securities held by the Fund are separate legal entities organized as trusts and publicly traded. The Fund receives principal and interest payments directly from these trusts.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

4

Touchstone Active Bond Fund (Unaudited) (Continued)

Portfolio Abbreviations:

CLO - Collateralized Loan Obligation

DAC - Designated Activity Company

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LIBOR - London Interbank Offered Rate

LLC - Limited Liability Company

LP - Limited Partnership

MTN -Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

REMIC - Real Estate Mortgage Investment Conduit

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $7,575,902 or 13.3% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	$—	$24,323,412	$—	$24,323,412
Corporate Bonds	—	17,825,759	—	17,825,759
U.S. Government Mortgage-Backed Obligations	—	6,238,375	—	6,238,375
Asset-Backed Securities	—	2,457,265	—	2,457,265
Non-Agency Collateralized Mortgage Obligations	—	1,689,998	—	1,689,998
Sovereign Bonds	—	1,006,536	—	1,006,536
Commercial Mortgage-Backed Securities	—	948,113	—	948,113
Agency Collateralized Mortgage Obligations	—	763,784	—	763,784
Municipal Bond	—	322,333	—	322,333
Preferred Stocks	256,267	—	—	256,267
Short-Term Investment Fund	633,427	—	—	633,427
Total Assets	$889,694	$55,575,575	$—	$56,465,269

See accompanying Notes to Portfolios of Investments.

5

Portfolio of Investments

Touchstone Balanced Fund – March 31, 2018 (Unaudited)

		Market
Shares		Value

	Common Stocks — 64.6%

	Information Technology — 17.6%
5,567	Microsoft Corp.	$508,100
2,869	Apple, Inc.	481,361
458	Alphabet, Inc. - Class C*	472,560
2,486	Facebook, Inc. - Class A*	397,238
7,181	Oracle Corp.	328,531
2,731	salesforce.com, Inc.*	317,615
4,884	Cisco Systems, Inc.	209,475
1,250	International Business Machines Corp.	191,788
4,292	Avnet, Inc.	179,234
		3,085,902

	Consumer Discretionary — 12.4%
422	Amazon.com, Inc.*	610,777
158	Booking Holdings, Inc.*	328,702
6,749	Twenty-First Century Fox, Inc. - Class A	247,621
3,744	Carnival Corp. (Panama)	245,532
6,110	Comcast Corp. - Class A	208,779
594	Charter Communications, Inc. - Class A*	184,865
4,257	Yum China Holdings, Inc.	176,666
3,045	Starbucks Corp.	176,275
		2,179,217

	Financials — 11.0%
5,011	Berkshire Hathaway, Inc. - Class B*	999,594
1,128	Goldman Sachs Group, Inc. (The)	284,098
8,450	Bank of America Corp.	253,415
6,193	Brookfield Asset Management, Inc.
	(Canada) - Class A	241,527
1,095	Signature Bank/New York NY*	155,435
		1,934,069

	Health Care — 6.8%
4,311	Novartis AG ADR	348,544
4,994	Bristol-Myers Squibb Co.	315,870
2,248	Johnson & Johnson	288,081
890	Biogen, Inc.*	243,700
		1,196,195

	Industrials — 5.6%
2,069	United Technologies Corp.	260,322
1,543	Union Pacific Corp.	207,425
13,578	General Electric Co.	183,031
2,887	Stericycle, Inc.*	168,976
4,569	Johnson Controls International PLC
	(Ireland)	161,012
		980,766

	Energy — 3.3%
3,317	Schlumberger Ltd. (Curacao)	214,875
2,491	Exxon Mobil Corp.	185,854
3,711	Halliburton Co.	174,194
		574,923

	Real Estate — 3.0%
1,571	Jones Lang LaSalle, Inc. REIT	274,359
1,574	Simon Property Group, Inc. REIT	242,947
		517,306

	Consumer Staples — 2.6%
3,839	Unilever NV (Netherlands)	216,481
3,115	Mondelez International, Inc. - Class A	129,989
914	JM Smucker Co. (The)	113,345
		459,815

	Telecommunication Services — 1.3%
6,447	AT&T, Inc.	229,836

	Materials — 1.0%
3,554	Nutrien Ltd. (Canada)	167,962
	Total Common Stocks	$11,325,991

Principal
Amount

	U.S. Treasury Obligations — 15.3%
$193,000	U.S. Treasury Bond, 2.750%, 8/15/47	184,458
155,000	U.S. Treasury Bond, 3.000%, 2/15/48	155,884
1,025,000	U.S. Treasury Note, 2.000%, 1/31/20	1,020,115
650,000	U.S. Treasury Note, 2.000%, 10/31/22	634,766
245,000	U.S. Treasury Note, 2.250%, 8/15/27	234,913
445,000	U.S. Treasury Note, 2.750%, 2/15/28	445,226
	Total U.S. Treasury Obligations	$2,675,362

	Corporate Bonds — 10.0%

	Financials — 2.4%
24,000	American Express Co.,
	3.000%, 10/30/24	23,044
20,000	AvalonBay Communities, Inc. MTN,
	3.200%, 1/15/28	18,933
50,000	Bank of America Corp. MTN,
	4.000%, 1/22/25	49,902
24,000	Bank of Montreal (Canada),
	3.803%, 12/15/32	22,737
24,000	Bank of New York Mellon Corp. (The)
	MTN, 2.950%, 1/29/23	23,698
24,000	Boston Properties LP, 3.200%, 1/15/25	23,167
12,000	Chubb INA Holdings, Inc.,
	4.350%, 11/3/45	12,777
18,000	Citigroup, Inc., 3.300%, 4/27/25	17,473
11,000	Citigroup, Inc., 4.750%, 5/18/46	11,178
18,000	Fifth Third Bancorp, 2.875%, 7/27/20	17,965
32,000	Goldman Sachs Group, Inc. (The),
	3.691%, 6/5/28	31,023
15,000	JPMorgan Chase & Co.,
	3.250%, 9/23/22	14,956
25,000	JPMorgan Chase & Co.,
	3.509%, 1/23/29	24,268
25,000	Morgan Stanley, 3.950%, 4/23/27	24,342
30,000	New York Life Global Funding, 144a,
	3.000%, 1/10/28	28,576

6

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 10.0% (Continued)

	Financials — (Continued)
$18,000	Northwestern Mutual Life Insurance
	Co. (The), 144a, 3.850%, 9/30/47	$16,962
20,000	VEREIT Operating Partnership LP,
	4.600%, 2/6/24	20,258
17,000	Visa, Inc., 4.150%, 12/14/35	18,104
30,000	Wells Fargo & Co., 4.125%, 8/15/23	30,426
		429,789

	Information Technology — 1.3%
23,000	Activision Blizzard, Inc., 144a,
	6.125%, 9/15/23	24,058
75,000	Apple, Inc., 2.750%, 1/13/25	72,184
24,000	Apple, Inc., 4.650%, 2/23/46	26,429
13,000	Dell International LLC / EMC Corp.,
	144a, 6.020%, 6/15/26	14,000
11,000	Microsoft Corp., 3.500%, 2/12/35	10,865
20,000	Oracle Corp., 2.650%, 7/15/26	18,700
40,000	Oracle Corp., 3.250%, 11/15/27	39,017
18,000	QUALCOMM, Inc., 3.450%, 5/20/25	17,576
		222,829

	Consumer Discretionary — 1.2%
18,000	Allergan Sales LLC, 144a,
	5.000%, 12/15/21	18,789
20,000	Amazon.com, Inc., 144a,
	2.800%, 8/22/24	19,406
20,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	21,570
22,000	Aptiv PLC (Jersey), 3.150%, 11/19/20	21,960
20,000	AutoNation, Inc., 5.500%, 2/1/20	20,819
13,000	Ford Motor Co., 4.750%, 1/15/43	11,855
32,000	General Motors Financial Co., Inc.,
	3.950%, 4/13/24	31,728
20,000	Home Depot, Inc. (The),
	5.950%, 4/1/41	25,593
15,000	Time Warner, Inc., 3.800%, 2/15/27	14,502
23,000	Walmart, Inc., 2.350%, 12/15/22	22,389
		208,611

	Energy — 1.1%
14,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	13,611
17,000	Cenovus Energy, Inc. (Canada),
	4.250%, 4/15/27	16,571
15,000	Concho Resources, Inc.,
	3.750%, 10/1/27	14,667
14,000	EOG Resources, Inc., 3.900%, 4/1/35	13,736
23,000	Midcontinent Express Pipeline LLC,
	144a, 6.700%, 9/15/19	23,345
17,000	Petroleos Mexicanos (Mexico),
	4.500%, 1/23/26	16,482
20,000	Rockies Express Pipeline LLC, 144a,
	6.875%, 4/15/40	23,068
20,000	Sabine Pass Liquefaction LLC,
	5.000%, 3/15/27	20,778
20,000	Shell International Finance BV
	(Netherlands), 1.875%, 5/10/21	19,346
26,000	Williams Cos., Inc. (The),
	3.700%, 1/15/23	25,285
		186,889

	Telecommunication Services — 0.8%
20,000	AT&T, Inc., 3.900%, 8/14/27	20,138
20,000	AT&T, Inc., 4.350%, 6/15/45	18,277
21,000	Charter Communications Operating
	LLC / Charter Communications
	Operating Capital,
	6.484%, 10/23/45	23,051
20,000	Comcast Corp., 2.850%, 1/15/23	19,575
14,000	Comcast Corp., 4.000%, 3/1/48	13,250
25,000	Qwest Corp., 6.750%, 12/1/21	26,802
25,000	Verizon Communications, Inc.,
	5.012%, 4/15/49	25,736
		146,829

	Health Care — 0.8%
11,000	Abbott Laboratories,
	3.750%, 11/30/26	10,941
20,000	AbbVie, Inc., 4.450%, 5/14/46	19,889
15,000	Allergan Funding SCS (Luxembourg),
	3.800%, 3/15/25	14,736
17,000	Celgene Corp., 5.000%, 8/15/45	17,711
17,000	Express Scripts Holding Co.,
	3.300%, 2/25/21	16,969
30,000	Johnson & Johnson, 2.900%, 1/15/28	28,833
17,000	Medtronic Global Holdings SCA
	(Luxembourg), 3.350%, 4/1/27	16,777
15,000	Zimmer Biomet Holdings, Inc.,
	3.150%, 4/1/22	14,785
5,000	Zimmer Biomet Holdings, Inc.,
	3.375%, 11/30/21	4,974
		145,615

	Real Estate — 0.6%
22,000	Crown Castle International Corp.,
	3.650%, 9/1/27	20,962
14,000	Digital Realty Trust LP, 2.750%, 2/1/23	13,441
15,000	Mid-America Apartments LP,
	3.750%, 6/15/24	14,890
14,000	Sabra Health Care LP. REIT,
	5.125%, 8/15/26	13,497
25,000	SL Green Operating Partnership LP,
	3.250%, 10/15/22	24,382
16,000	Ventas Realty LP REIT, 3.500%, 2/1/25	15,579
		102,751

	Consumer Staples — 0.6%
23,000	CVS Health Corp., 4.300%, 3/25/28	23,098
13,000	CVS Health Corp., 5.125%, 7/20/45	13,789
15,000	Kraft Heinz Foods Co., 6.875%, 1/26/39	18,518

7

Touchstone Balanced Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	Corporate Bonds — 10.0% (Continued)

	Consumer Staples — (Continued)
$8,000	Kroger Co. (The), 5.000%, 4/15/42	$8,083
11,000	Mead Johnson Nutrition Co.,
	4.125%, 11/15/25	11,289
6,000	Moody's Corp., 2.750%, 12/15/21	5,891
20,000	Reynolds American, Inc.,
	4.450%, 6/12/25	20,573
		101,241

	Utilities — 0.6%
21,000	Dominion Energy, Inc.,
	2.000%, 8/15/21	20,054
15,000	Duke Energy Progress LLC,
	4.150%, 12/1/44	15,400
17,000	Fortis, Inc. (Canada), 3.055%, 10/4/26	15,755
16,000	Oncor Electric Delivery Co. LLC, 144a,
	3.800%, 9/30/47	15,654
27,000	PacifiCorp., 5.750%, 4/1/37	33,421
		100,284

	Industrials — 0.5%
25,000	Burlington Northern Santa Fe LLC,
	5.750%, 5/1/40	30,743
20,000	Eagle Materials, Inc., 4.500%, 8/1/26	20,220
16,000	FedEx Corp., 5.100%, 1/15/44	17,564
15,000	Roper Technologies, Inc.,
	3.000%, 12/15/20	14,948
		83,475

	Materials — 0.1%
4,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.200%, 10/1/22	4,055
7,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.450%, 11/15/21	7,190
5,000	Petroleos Mexicanos (Mexico), 144a,
	5.350%, 2/12/28	4,932
		16,177
	Total Corporate Bonds	$1,744,490

	U.S. Government Mortgage-Backed
	Obligations — 8.1%
305,849	FHLMC, Pool #G05624, 4.500%, 9/1/39	322,793
202,543	FHLMC, Pool #Q29260,
	4.000%, 10/1/44	208,732
123,757	FNMA, Pool #725423, 5.500%, 5/1/34	135,956
117,281	FNMA, Pool #725610, 5.500%, 7/1/34	128,843
29,808	FNMA, Pool #890310, 4.500%, 12/1/40	31,529
120,851	FNMA, Pool #AD9193, 5.000%, 9/1/40	130,644
450,219	FNMA, Pool #AL5718, 3.500%, 9/1/44	453,556
	Total U.S. Government
	Mortgage-Backed Obligations	$1,412,053

	Sovereign Bonds — 0.2%
20,000	Province of Alberta Canada, 2.200%,
	7/26/22	19,408
22,000	Province of Ontario Canada, 1.875%,
	5/21/20	21,650
	Total Sovereign Bonds	$41,058

Shares

	Preferred Stocks — 0.1%

	Utilities — 0.1%
63	Entergy Louisiana LLC, 0.030%	1,518
796	Integrys Holding, Inc., 0.038%	20,895
	Total Preferred Stocks	$22,413

	Short-Term Investment Fund — 1.4%
241,666	Dreyfus Government Cash
	Management, Institutional Shares,
	1.54%∞Ω	$241,666

	Total Investment Securities —99.7%
	(Cost $15,861,354)	$17,463,033

	Other Assets in
	Excess of Liabilities — 0.3%	58,357
	Net Assets — 100.0%	$17,521,390

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

PLC - Public Limited Company

REIT - Real Estate Investment Trust

8

Touchstone Balanced Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $200,035 or 1.1% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$11,325,991	$—	$—	$11,325,991
U.S. Treasury Obligations	—	2,675,362	—	2,675,362
Corporate Bonds	—	1,744,490	—	1,744,490
U.S. Government Mortgage-Backed Obligations	—	1,412,053	—	1,412,053
Sovereign Bonds	—	41,058	—	41,058
Preferred Stocks	22,413	—	—	22,413
Short-Term Investment Fund	241,666	—	—	241,666
Total	$11,590,070	$5,872,963	$—	$17,463,033

See accompanying Notes to Portfolios of Investments.

9

Portfolio of Investments

Touchstone Bond Fund – March 31, 2018 (Unaudited)

Principal		Market
Amount		Value

	U.S. Treasury Obligations — 32.8%
$61,000	U.S. Treasury Bond, 2.750%, 8/15/47	$58,300
720,000	U.S. Treasury Bond, 3.000%, 2/15/48	724,106
275,000	U.S. Treasury Note, 1.875%, 9/30/22	267,233
10,705,000	U.S. Treasury Note, 2.000%, 1/31/20	10,653,984
3,205,000	U.S. Treasury Note, 2.750%, 2/15/28	3,206,628
	Total U.S. Treasury Obligations	$14,910,251

	Corporate Bonds — 31.0%

	Financials — 6.8%
126,000	AvalonBay Communities, Inc. MTN,
	3.200%, 1/15/28	119,279
1,400,000	Bank of America Corp. MTN,
	3.248%, 10/21/27	1,319,524
170,000	Bank of Montreal (Canada),
	3.803%, 12/15/32	161,053
170,000	Bank of New York Mellon Corp. (The)
	MTN, 2.950%, 1/29/23	167,864
166,000	Boston Properties LP, 3.200%, 1/15/25	160,241
350,000	Chubb INA Holdings, Inc.,
	3.350%, 5/3/26	344,250
350,000	JPMorgan Chase & Co.,
	2.950%, 10/1/26	329,354
209,000	New York Life Global Funding, 144a,
	3.000%, 1/10/28	199,083
125,000	Northwestern Mutual Life Insurance
	Co. (The), 144a, 3.850%, 9/30/47	117,791
164,000	VEREIT Operating Partnership LP,
	4.600%, 2/6/24	166,117
		3,084,556

	Industrials — 6.4%
410,000	3M Co. MTN, 5.700%, 3/15/37	514,888
510,000	Burlington Northern Santa Fe LLC,
	4.150%, 4/1/45	520,571
550,000	Caterpillar, Inc., 3.803%, 8/15/42	550,005
166,000	Eagle Materials, Inc., 4.500%, 8/1/26	167,826
485,000	General Electric Co., 4.500%, 3/11/44	477,438
350,000	Lockheed Martin Corp.,
	3.550%, 1/15/26	347,080
350,000	United Technologies Corp.,
	2.650%, 11/1/26	321,711
		2,899,519

	Health Care — 5.9%
300,000	Abbott Laboratories,
	4.900%, 11/30/46	328,937
290,000	Express Scripts Holding Co.,
	3.400%, 3/1/27	272,463
175,000	Johnson & Johnson, 2.900%, 1/15/28	168,195
350,000	Medtronic, Inc., 3.500%, 3/15/25	349,855
475,000	Medtronic, Inc., 4.625%, 3/15/45	519,911
480,000	Pfizer, Inc., 4.400%, 5/15/44	516,219
470,000	UnitedHealth Group, Inc.,
	4.750%, 7/15/45	517,217
		2,672,797

	Consumer Discretionary — 3.9%
350,000	Amazon.com, Inc., 4.950%, 12/5/44	394,401
350,000	Anheuser-Busch InBev Finance, Inc.,
	4.900%, 2/1/46	377,479
200,000	General Motors Financial Co., Inc.,
	3.200%, 7/6/21	198,269
100,000	Home Depot, Inc. (The),
	4.250%, 4/1/46	104,581
350,000	McDonald's Corp. MTN,
	3.700%, 1/30/26	351,973
350,000	Time Warner, Inc., 3.800%, 2/15/27	338,391
		1,765,094

	Energy — 2.7%
96,000	Boardwalk Pipelines LP,
	4.450%, 7/15/27	93,333
300,000	Electricite de France SA (France), 144a,
	3.625%, 10/13/25	300,143
550,000	EOG Resources, Inc., 3.150%, 4/1/25	533,029
75,000	Sabine Pass Liquefaction LLC,
	5.625%, 3/1/25	80,688
210,000	Williams Cos., Inc. (The),
	3.700%, 1/15/23	204,225
		1,211,418

	Information Technology — 2.2%
300,000	Cox Communications, Inc., 144a,
	3.350%, 9/15/26	285,640
75,000	First Data Corp., 144a, 5.000%, 1/15/24	75,000
300,000	KLA-Tencor Corp., 4.650%, 11/1/24	313,328
350,000	Microsoft Corp., 2.400%, 8/8/26	325,703
		999,671

	Consumer Staples — 1.3%
285,000	CVS Health Corp., 4.300%, 3/25/28	286,214
350,000	Walgreens Boots Alliance, Inc.,
	3.450%, 6/1/26	330,717
		616,931

	Materials — 1.0%
25,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.200%, 10/1/22	25,346
47,000	Newcrest Finance Pty Ltd. (Australia),
	144a, 4.450%, 11/15/21	48,278
165,000	Petroleos Mexicanos (Mexico), 144a,
	5.350%, 2/12/28	162,756
200,000	Suzano Austria GmbH (Austria), 144a,
	5.750%, 7/14/26	210,020
		446,400

	Real Estate — 0.6%
300,000	HCP, Inc., 4.000%, 6/1/25	300,452

	Telecommunication Services — 0.2%
94,000	Comcast Corp., 4.000%, 3/1/48	88,964
	Total Corporate Bonds	$14,085,802

10

Touchstone Bond Fund (Unaudited) (Continued)

Principal		Market
Amount		Value

	U.S. Government Mortgage-Backed
	Obligations — 20.7%
$573,467	FHLMC, Pool #G05624, 4.500%, 9/1/39	$605,237
747,651	FHLMC, Pool #Q29056,
	4.000%, 10/1/44	769,283
331,945	FHLMC, Pool #Q29260,
	4.000%, 10/1/44	342,089
465,718	FNMA, Pool #725423, 5.500%, 5/1/34	511,622
434,376	FNMA, Pool #725610, 5.500%, 7/1/34	477,195
402,837	FNMA, Pool #AD9193, 5.000%, 9/1/40	435,480
557,734	FNMA, Pool #AL5718, 3.500%, 9/1/44	561,868
563,935	FNMA, Pool #AR9195, 3.000%, 3/1/43	555,234
628,417	FNMA, Pool #AS4707, 3.500%, 4/1/45	631,778
828,934	FNMA, Pool #AS7234, 3.000%, 5/1/46	809,219
1,448,489	FNMA, Pool #AS8703, 2.500%, 2/1/32	1,420,049
609,775	FNMA, Pool #AT2016, 3.000%, 4/1/43	600,371
224,690	FNMA, Pool #AZ7347, 3.000%, 11/1/45	219,719
758,143	FNMA, Pool #BC1158, 3.500%, 2/1/46	760,590
678,550	GNMA, Pool #5175, 4.500%, 9/20/41	714,036
30,370	GNMA, Pool #679437,
	6.000%, 11/15/22	30,437
	Total U.S. Government
	Mortgage-Backed Obligations	$9,444,207

	Non-Agency Collateralized Mortgage
	Obligations — 4.2%
528,849	Agate Bay Mortgage Trust, Ser 2015-7,
	Class B1, 144a,
	3.941%, 10/25/45(A)(B)	531,367
527,598	CSMC Trust, Ser 2015-1, Class B3, 144a,
	3.865%, 1/25/45(A)(B)	512,707
356,507	CSMC Trust, Ser 2015-WIN1, Class B3,
	144a, 3.865%, 12/25/44(A)(B)	353,476
539,468	PMT Loan Trust, Ser 2013-J1, Class A11,
	144a, 3.500%, 9/25/43(A)(B)	536,370
	Total Non-Agency Collateralized
	Mortgage Obligations	$1,933,920

	Agency Collateralized Mortgage
	Obligation — 3.2%
1,371,434	FHLMC REMIC, Ser 3859 Class JB,
	5.000%, 5/15/41	$1,464,648

	Asset-Backed Securities — 2.3%
550,000	Hertz Vehicle Financing II LP, Ser
	2016-4A, Class A, 144a,
	2.650%, 7/25/22	537,242
523,688	Wendys Funding LLC, Ser 2018-1A,
	Class A2I, 144a, 3.573%, 3/15/48	517,320
	Total Asset-Backed Securities	$1,054,562

	Commercial Mortgage-Backed Security — 1.2%
550,000	GS Mortgage Securities Trust, Ser
	2017-FARM, Class B, 144a,
	3.541%, 1/10/43(A)(B)	$533,898

	Sovereign Bond — 0.4%
166,000	Province of Ontario Canada, 1.875%,
	5/21/20	$163,357

Shares

	Preferred Stocks — 0.4%

	Utilities — 0.4%
469	Entergy Louisiana LLC, 4.875%	11,303
6,400	Integrys Holding, Inc., 6.000%	168,000
	Total Preferred Stocks	$179,303

	Short-Term Investment Fund — 3.3%
1,486,882	Dreyfus Government Cash
	Management, Institutional Shares,
	1.54%∞Ω	$1,486,882

	Total Investment Securities —99.5%
	(Cost $45,917,411)	$45,256,830

	Other Assets in
	Excess of Liabilities — 0.5%	243,988
	Net Assets — 100.0%	$45,500,818

(A)	Variable rate security - Rate reflected is the rate in effect as of March 31, 2018.

(B)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

FHLMC - Federal Home Loan Mortgage Corporation

FNMA - Federal National Mortgage Association

GNMA - Government National Mortgage Association

LLC - Limited Liability Company

LP - Limited Partnership

MTN - Medium Term Note

REMIC - Real Estate Mortgage Investment Conduit

11

Touchstone Bond Fund (Unaudited) (Continued)

144a - This is a restricted security that was sold in a transaction qualifying for the exemption under Rule 144a of the Securities Act of 1933. This security may be sold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2018, these securities were valued at $4,946,437 or 10.9% of net assets. These securities were deemed liquid pursuant to procedures approved by the Board of Trustees.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Assets:
U.S. Treasury Obligations	$—	$14,910,251	$—	$14,910,251
Corporate Bonds	—	14,085,802	—	14,085,802
U.S. Government Mortgage-Backed Obligations	—	9,444,207	—	9,444,207
Non-Agency Collateralized Mortgage Obligations	—	1,933,920	—	1,933,920
Agency Collateralized Mortgage Obligation	—	1,464,648	—	1,464,648
Asset-Backed Securities	—	1,054,562	—	1,054,562
Commercial Mortgage-Backed Security	—	533,898	—	533,898
Sovereign Bond	—	163,357	—	163,357
Preferred Stocks	179,303	—	—	179,303
Short-Term Investment Fund	1,486,882	—	—	1,486,882
Total Assets	$1,666,185	$43,590,645	$—	$45,256,830

See accompanying Notes to Portfolios of Investments.

12

Portfolio of Investments

Touchstone Common Stock Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.6%

Information Technology — 27.0%
Alphabet, Inc. - Class C*	6,631	$6,841,799
Apple, Inc.	37,096	6,223,967
Avnet, Inc.	62,085	2,592,670
Cisco Systems, Inc.	66,911	2,869,813
Facebook, Inc. - Class A*	33,041	5,279,621
International Business Machines Corp.	16,156	2,478,815
Microsoft Corp.	71,954	6,567,242
Oracle Corp.	83,358	3,813,628
salesforce.com, Inc.*	35,307	4,106,204
		40,773,759

Consumer Discretionary — 18.8%
Amazon.com, Inc.*	5,270	7,627,482
Booking Holdings, Inc.*	2,059	4,283,523
Carnival Corp. (Panama)	48,403	3,174,269
Charter Communications, Inc. - Class A*	8,604	2,677,737
Comcast Corp. - Class A	78,967	2,698,302
Starbucks Corp.	43,541	2,520,588
Twenty-First Century Fox, Inc. - Class A	97,619	3,581,641
Yum China Holdings, Inc.	44,236	1,835,794
		28,399,336

Financials — 16.9%
Bank of America Corp.	122,226	3,665,558
Berkshire Hathaway, Inc. - Class B*	64,775	12,921,317
Brookfield Asset Management, Inc.
(Canada) - Class A	80,042	3,121,638
Goldman Sachs Group, Inc. (The)	14,583	3,672,874
Signature Bank/NewYork NY*	15,246	2,164,170
		25,545,557

Health Care — 11.2%
Biogen, Inc.*	12,886	3,528,444
Bristol-Myers Squibb Co.	72,233	4,568,737
Johnson & Johnson	29,058	3,723,783
Novartis AG ADR	62,361	5,041,887
		16,862,851

Industrials — 8.3%
General Electric Co.	149,850	2,019,978
Johnson Controls International PLC
(Ireland)	59,057	2,081,169
Stericycle, Inc.*	37,322	2,184,457
Union Pacific Corp.	21,127	2,840,103
United Technologies Corp.	26,744	3,364,930
		12,490,637

Energy — 5.1%
Exxon Mobil Corp.	32,202	2,402,591
Halliburton Co.	53,683	2,519,880
Schlumberger Ltd. (Curacao)	42,874	2,777,378
		7,699,849

Real Estate — 4.7%
Jones Lang LaSalle, Inc. REIT	20,315	3,547,812
Simon Property Group, Inc. REIT	22,774	3,515,167
		7,062,979

Consumer Staples — 4.1%
JM Smucker Co. (The)	11,820	1,465,798
Mondelez International, Inc. - Class A	36,654	1,529,571
Unilever NV (Netherlands)	55,535	3,131,619
		6,126,988

Telecommunication Services — 2.0%
AT&T, Inc.	83,338	2,971,000

Materials — 1.5%
Nutrien Ltd. (Canada)	48,582	2,295,985
Total Common Stocks		$150,228,941

Short-Term Investment Fund — 0.3%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	492,656	$492,656

Total Investment Securities —99.9%
(Cost $127,992,995)		$150,721,597

Other Assets in Excess of Liabilities — 0.1%		82,625

Net Assets — 100.0%		$150,804,222

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

13

Touchstone Common Stock Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$150,228,941	$—	$—	$150,228,941
Short-Term Investment Fund	492,656	—	—	492,656
Total	$150,721,597	$—	$—	$150,721,597

See accompanying Notes to Portfolios of Investments.

14

Portfolio of Investments

Touchstone Focused Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 98.8%

Information Technology — 26.2%
Alphabet, Inc. - Class C*	2,327	$2,400,975
Apple, Inc.	14,128	2,370,396
Avnet, Inc.	26,863	1,121,799
Cisco Systems, Inc.	24,930	1,069,248
Facebook, Inc. - Class A*	11,553	1,846,054
International Business Machines Corp.	7,775	1,192,918
Microsoft Corp.	28,910	2,638,616
Oracle Corp.	33,035	1,511,351
salesforce.com, Inc.*	13,517	1,572,027
		15,723,384

Consumer Discretionary — 17.4%
Amazon.com, Inc.*	2,076	3,004,678
Booking Holdings, Inc.*	906	1,884,833
Carnival Corp. (Panama)	20,161	1,322,158
Comcast Corp. - Class A	36,862	1,259,575
Starbucks Corp.	13,844	801,429
Twenty-First Century Fox, Inc. - Class A	41,056	1,506,345
Yum China Holdings, Inc.	15,110	627,065
		10,406,083

Financials — 17.1%
Bank of America Corp.	59,644	1,788,724
Bank of the Ozarks	13,920	671,918
Berkshire Hathaway, Inc. - Class B*	26,428	5,271,857
Goldman Sachs Group, Inc. (The)	6,639	1,672,099
Signature Bank/NewYork NY*	5,973	847,867
		10,252,465

Health Care — 13.9%
Biogen, Inc.*	4,793	1,312,419
Bio-Rad Laboratories, Inc. - Class A*	4,701	1,175,626
Bristol-Myers Squibb Co.	30,612	1,936,209
Johnson & Johnson	13,293	1,703,498
Novartis AG ADR	27,148	2,194,916
		8,322,668

Industrials — 7.6%
General Electric Co.	53,212	717,298
Johnson Controls International PLC
(Ireland)	22,838	804,811
Stericycle, Inc.*	13,842	810,172
Union Pacific Corp.	8,958	1,204,224
United Technologies Corp.	7,952	1,000,521
		4,537,026

Energy — 4.9%
Exxon Mobil Corp.	11,768	878,010
Halliburton Co.	21,336	1,001,512
Schlumberger Ltd. (Curacao)	16,338	1,058,376
		2,937,898

Real Estate — 4.6%
Jones Lang LaSalle, Inc. REIT	8,116	1,417,378
Simon Property Group, Inc. REIT	8,729	1,347,321
		2,764,699

Consumer Staples — 3.5%
JM Smucker Co. (The)	4,623	573,298
Mondelez International, Inc. - Class A	13,402	559,265
Unilever NV (Netherlands)	17,530	988,517
		2,121,080

Telecommunication Services — 2.1%
AT&T, Inc.	34,667	1,235,879

Materials — 1.5%
Nutrien Ltd. (Canada)	18,373	868,308
Total Common Stocks		$59,169,490

Short-Term Investment Fund — 1.2%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	726,192	$726,192

Total Investment Securities —100.0%
(Cost $47,458,425)		$59,895,682

Other Assets in Excess of Liabilities — 0.0%		8,385

Net Assets — 100.0%		$59,904,067

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

PLC - Public Limited Company

REIT - Real Estate Investment Trust

15

Touchstone Focused Fund (Unaudited) (Continued)

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$59,169,490	$—	$—	$59,169,490
Short-Term Investment Fund	726,192	—	—	726,192
Total	$59,895,682	$—	$—	$59,895,682

See accompanying Notes to Portfolios of Investments.

16

Portfolio of Investments

Touchstone Large Cap Core Equity Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 99.0%

Financials — 25.3%
Alleghany Corp.	1,705	$1,047,620
Bank of America Corp.	19,317	579,317
Berkshire Hathaway, Inc. - Class B*	11,903	2,374,410
BlackRock, Inc.	2,677	1,450,184
Progressive Corp. (The)	28,090	1,711,524
Wells Fargo & Co.	19,599	1,027,184
		8,190,239

Consumer Discretionary — 20.6%
CarMax, Inc.*	18,804	1,164,720
Carnival Corp. (Panama)	22,768	1,493,126
Dollar Tree, Inc.*	15,567	1,477,308
Lowe's Cos., Inc.	8,739	766,847
NIKE, Inc. - Class B	15,102	1,003,377
O'Reilly Automotive, Inc.*	3,043	752,777
		6,658,155

Information Technology — 17.5%
Alphabet, Inc. - Class C*	1,545	1,594,116
Apple, Inc.	9,893	1,659,848
Cisco Systems, Inc.	22,391	960,350
Visa, Inc. - Class A	12,198	1,459,125
		5,673,439

Industrials — 16.4%
Deere & Co.	8,463	1,314,473
FedEx Corp.	3,127	750,824
General Dynamics Corp.	6,503	1,436,513
Norfolk Southern Corp.	8,713	1,183,051
Southwest Airlines Co.	10,772	617,020
		5,301,881

Health Care — 7.8%
Alexion Pharmaceuticals, Inc.*	7,384	823,021
Bristol-Myers Squibb Co.	11,477	725,920
Eli Lilly & Co.	12,812	991,264
		2,540,205

Consumer Staples — 4.9%
Altria Group, Inc.	16,345	1,018,620
Coca-Cola Co. (The)	12,947	562,288
		1,580,908

Materials — 2.9%
NewMarket Corp.	2,312	928,684

Energy — 2.1%
Chevron Corp.	6,055	690,512

Telecommunication Services — 1.5%
Verizon Communications, Inc.	9,935	475,092
Total Common Stocks		$32,039,115

Short-Term Investment Fund — 1.1%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	342,872	$342,872

Total Investment Securities —100.1%
(Cost $26,301,279)		$32,381,987

Liabilities in Excess of Other Assets — (0.1%)		(22,212)

Net Assets — 100.0%		$32,359,775

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation Inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$32,039,115	$—	$—	$32,039,115
Short-Term Investment Fund	342,872	—	—	342,872
Total	$32,381,987	$—	$—	$32,381,987

See accompanying Notes to Portfolios of Investments.

17

Portfolio of Investments

Touchstone Small Company Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Common Stocks — 96.6%

Information Technology — 25.7%
8x8, Inc.*	60,200	$1,122,730
Acxiom Corp.*	50,987	1,157,915
Aspen Technology, Inc.*	11,123	877,493
Bottomline Technologies (de), Inc.*	23,611	914,926
Carbonite, Inc.*	29,690	855,072
CommVault Systems, Inc.*	17,241	986,185
Finisar Corp.*	49,292	779,307
GTT Communications, Inc.*	16,623	942,524
j2 Global, Inc.	11,868	936,623
MAXIMUS, Inc.	12,687	846,730
Microsemi Corp.*	11,609	751,334
NetScout Systems, Inc.*	31,183	821,672
Nice Ltd. ADR*	9,468	889,329
Nuance Communications, Inc.*	42,881	675,376
ON Semiconductor Corp.*	35,141	859,549
Open Text Corp. (Canada)	20,214	703,447
Plantronics, Inc.	18,730	1,130,730
VeriFone Systems, Inc.*	54,577	839,394
Verint Systems, Inc.*	30,800	1,312,080
		17,402,416

Health Care — 23.5%
Allscripts Healthcare Solutions, Inc.*	102,500	1,265,875
Analogic Corp.	7,455	714,935
AngioDynamics, Inc.*	55,873	963,809
Bio-Rad Laboratories, Inc. - Class A*	3,496	874,280
Bio-Techne Corp.	9,335	1,409,958
Diplomat Pharmacy, Inc.*	38,918	784,198
Encompass Health Corp.	16,183	925,182
Globus Medical, Inc. - Class A*	18,449	919,129
Haemonetics Corp.*	12,738	931,912
Magellan Health, Inc.*	8,772	939,481
MEDNAX, Inc.*	12,500	695,375
NuVasive, Inc.*	27,753	1,448,984
Omnicell, Inc.*	20,649	896,167
Orthofix International NV (Curacao)*	16,762	985,270
Tactile Systems Technology, Inc.*	26,000	826,800
Tivity Health, Inc.*	33,850	1,342,153
		15,923,508

Industrials — 17.0%
Clean Harbors, Inc.*	17,400	849,294
Crane Co.	9,182	851,539
EnerSys	16,200	1,123,794
Esterline Technologies Corp.*	13,868	1,014,444
Genesee & Wyoming, Inc. - Class A*	10,657	754,409
Healthcare Services Group, Inc.	18,967	824,685
Hillenbrand, Inc.	19,900	913,410
Knight-Swift Transportation Holdings, Inc.	18,352	844,376
Mobile Mini, Inc.	20,879	908,237
Quanta Services, Inc.*	19,833	681,264
Regal Beloit Corp.	15,807	1,159,443
SkyWest, Inc.	16,100	875,840
Woodward, Inc.	9,761	699,473
		11,500,208

Consumer Discretionary — 13.5%
Aaron's, Inc.	28,162	1,312,349
Adtalem Global Education, Inc.*	18,885	897,982
Bloomin' Brands, Inc.	38,076	924,485
Callaway Golf Co.	56,300	921,068
KB Home	28,524	811,508
MDC Partners, Inc. - Class A (Canada)*	48,622	350,078
Penn National Gaming, Inc.*	34,343	901,847
Planet Fitness, Inc. - Class A*	24,101	910,295
Texas Roadhouse, Inc.	15,334	885,999
Tile Shop Holdings, Inc.	50,900	305,400
TRI Pointe Group, Inc.*	56,042	920,770
		9,141,781

Financials — 10.5%
Chemical Financial Corp.	16,200	885,816
Evercore, Inc. - Class A	9,329	813,489
Glacier Bancorp, Inc.	27,792	1,066,657
Heartland Financial USA, Inc.	17,100	907,155
Stifel Financial Corp.	13,541	802,033
Webster Financial Corp.	15,373	851,664
Western Alliance Bancorp*	14,499	842,537
WSFS Financial Corp.	19,000	910,100
		7,079,451

Real Estate — 2.7%
Corporate Office Properties Trust REIT	42,465	1,096,871
Outfront Media, Inc. REIT	39,200	734,608
		1,831,479

Telecommunication Services — 1.3%
Cogent Communications Holdings, Inc.	21,200	920,080

Energy — 1.2%
Gulfport Energy Corp.*	81,975	791,059

Materials — 1.2%
Innophos Holdings, Inc.	19,600	788,116
Total Common Stocks		$65,378,098

Short-Term Investment Fund — 5.6%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	3,769,460	$3,769,460

Total Investment Securities —102.2%
(Cost $54,405,628)		$69,147,558

Liabilities in Excess of Other Assets — (2.2%)		(1,492,190)

Net Assets — 100.0%		$67,655,368

18

Touchstone Small Company Fund (Unaudited) (Continued)

*	Non-income producing security.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ADR - American Depositary Receipt

REIT - Real Estate Investment Trust

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Common Stocks	$65,378,098	$—	$—	$65,378,098
Short-Term Investment Fund	3,769,460	—	—	3,769,460
Total	$69,147,558	$—	$—	$69,147,558

See accompanying Notes to Portfolios of Investments.

19

Portfolio of Investments

Touchstone Aggressive ETF Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Exchange-Traded Funds — 97.3%

Equity Funds — 79.8%
Vanguard Extended Market ETF	18,395	$2,052,146
Vanguard FTSE Developed Markets ETF	106,065	4,693,376
Vanguard FTSE Emerging Markets ETF	27,550	1,294,299
Vanguard S&P 500 ETF	27,315	6,612,415
Vanguard Value ETF	10,390	1,072,040
		15,724,276

Fixed Income Funds — 17.5%
iShares Core US Aggregate Bond ETF	17,045	1,828,076
iShares Floating Rate Bond ETF	9,890	503,698
iShares iBoxx $ High Yield Corporate Bond ETF†	4,710	403,365
Vanguard Intermediate-Term Corporate Bond ETF	8,340	707,566
		3,442,705
Total Exchange-Traded Funds		$19,166,981

Short-Term Investment Funds — 4.9%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	563,191	563,191
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	394,824	394,824
Total Short-Term Investment Funds		$958,015

Total Investment Securities —102.2%
(Cost $17,556,788)		$20,124,996

Liabilities in Excess of Other Assets — (2.2%)		(424,493)

Net Assets — 100.0%		$19,700,503

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $388,207.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$19,166,981	$—	$—	$19,166,981
Short-Term Investment Funds	958,015	—	—	958,015
Total	$20,124,996	$—	$—	$20,124,996

See accompanying Notes to Portfolios of Investments.

20

Portfolio of Investments

Touchstone Conservative ETF Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Exchange-Traded Funds — 98.1%

Fixed Income Funds — 58.4%
iShares Core US Aggregate Bond ETF	55,715	$5,975,434
iShares Floating Rate Bond ETF	18,775	956,211
iShares iBoxx $ High Yield Corporate Bond ETF†	10,045	860,254
PowerShares Senior Loan Portfolio ETF	20,635	477,288
Vanguard Intermediate-Term Corporate Bond ETF	27,150	2,303,406
Vanguard Total International Bond ETF†	7,050	385,846
		10,958,439

Equity Funds — 39.7%
Vanguard Extended Market ETF	9,150	1,020,774
Vanguard FTSE Developed Markets ETF	44,990	1,990,808
Vanguard FTSE Emerging Markets ETF	12,055	566,344
Vanguard S&P 500 ETF	13,730	3,323,758
Vanguard Value ETF	5,380	555,108
		7,456,792
Total Exchange-Traded Funds		$18,415,231

Short-Term Investment Funds — 6.7%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	387,316	387,316
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	868,756	868,756
Total Short-Term Investment Funds		$1,256,072

Total Investment Securities —104.8%
(Cost $18,467,296)		$19,671,303

Liabilities in Excess of Other Assets — (4.8%)		(895,913)

Net Assets — 100.0%		$18,775,390

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $854,012.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$18,415,231	$—	$—	$18,415,231
Short-Term Investment Funds	1,256,072	—	—	1,256,072
Total	$19,671,303	$—	$—	$19,671,303

See accompanying Notes to Portfolios of Investments.

21

Portfolio of Investments

Touchstone Moderate ETF Fund – March 31, 2018 (Unaudited)

		Market
	Shares	Value

Exchange-Traded Funds — 98.1%

Equity Funds — 62.0%
PowerShares Senior Loan Portfolio ETF	19,840	$458,899
Vanguard Extended Market ETF	15,980	1,782,729
Vanguard FTSE Developed Markets ETF	84,855	3,754,834
Vanguard FTSE Emerging Markets ETF	24,145	1,134,332
Vanguard S&P 500 ETF	23,805	5,762,714
Vanguard Value ETF	9,690	999,814
		13,893,322

Fixed Income Funds — 36.1%
iShares Core US Aggregate Bond ETF	40,995	4,396,714
iShares Floating Rate Bond ETF	18,040	918,777
iShares iBoxx $ High Yield Corporate Bond ETF†	8,040	688,546
Vanguard Intermediate-Term Corporate Bond ETF	21,725	1,843,149
Vanguard Total International Bond ETF	4,230	231,508
		8,078,694
Total Exchange-Traded Funds		$21,972,016

Short-Term Investment Funds — 5.1%
Dreyfus Government Cash
Management, Institutional Shares,
1.54%∞Ω	464,526	464,526
Invesco Government & Agency
Portfolio, Institutional Class,
1.48%**∞Ω	690,118	690,118
Total Short-Term Investment Funds		$1,154,644

Total Investment Securities —103.2%
(Cost $21,038,655)		$23,126,660

Liabilities in Excess of Other Assets — (3.2%)		(723,909)

Net Assets — 100.0%		$22,402,751

**	Represents collateral for securities loaned.

†	All or a portion of the security is on loan. The total market value of the securities on loan as of March 31, 2018 was $678,526.

∞	Open-End Fund.

Ω	Represents the 7-day SEC yield as of March 31, 2018.

Portfolio Abbreviations:

ETF - Exchange-Traded Fund

Other Information:

The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the security valuation section in the accompanying Notes to Portfolios of Investments.

Valuation inputs at Reporting Date:
Description	Level 1	Level 2	Level 3	Total

Exchange-Traded Funds	$21,972,016	$—	$—	$21,972,016
Short-Term Investment Funds	1,154,644	—	—	1,154,644
Total	$23,126,660	$—	$—	$23,126,660

See accompanying Notes to Portfolios of Investments.

22

Notes to Portfolios of Investments

March 31, 2018 (Unaudited)

Security valuation and fair value measurements— U.S. generally accepted accounting principles (“U.S. GAAP”) define fair value as the price the Funds would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. All investments in securities are recorded at their fair value. The Funds define the term “market value”, as used throughout this report, as the estimated fair value. The Funds use various methods to measure fair value of their portfolio securities on a recurring basis. U.S. GAAP fair value measurement standards require disclosure of a hierarchy that prioritizes inputs to valuation methods. These inputs are summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical securities

•	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The aggregate value by input level, as of March 31, 2018, for each Fund’s investments, as well as a reconciliation of assets for which significant unobservable inputs (Level 3) were used in determining value, if applicable, is included in each Fund’s Portfolio of Investments, which also includes a breakdown of the Funds’ investments by portfolio or sector allocation. The Funds did not hold any Level 3 categorized securities during the period ended March 31, 2018.

Changes in valuation techniques may result in transfers into or out of an investment’s assigned level within the hierarchy. All transfers in and out of the levels are recognized at the value at the end of the period. At March 31, 2018, there were no transfers between Levels 1, 2 and 3 for the Funds.

During the period ended March 31, 2018, there were no material changes to the valuation policies and techniques.

The Funds’ portfolio securities are valued as of the close of the regular session of trading on the New York Stock Exchange (“NYSE”) (currently 4:00 p.m., Eastern Time or at the time as of which the NYSE establishes official closing prices). Portfolio securities traded on stock exchanges are valued at the last reported sale price, official close price, or last bid price if no sales are reported. Portfolio securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price (“NOCP”) or from the primary exchange on which the security trades. To the extent these securities are actively traded, they are categorized in Level 1 of the fair value hierarchy. Options and futures are valued at the last quoted sales price. If there is no such reported sales on the valuation date, long option positions are valued at the most recent bid price, and short option positions are valued at the most recent ask price on the valuation date and are categorized in level 1. Shares of mutual funds in which the Funds invest are valued at their respective net asset values (“NAV”) as reported by the underlying funds and are categorized in Level 1.

Debt securities held by the Funds are valued at their evaluated bid by an independent pricing service or at their last broker-quoted bid prices as obtained from one or more of the major market makers for such securities. Independent pricing services use information provided by market makers or estimates of market values through accepted market modeling conventions. Observable inputs to the models may include prepayment speeds, pricing spread, yield, trade information, dealer quotes, market color, cash flow models, the securities’ terms and conditions, among others, and are generally categorized in Level 2. The Bond Fund’s investments in bank loans are normally valued at the bid quotation obtained from dealers in loans by an independent pricing service in accordance with the fund’s valuation policies and procedures approved by the Fund’s Board of Trustees,

23

Notes to Portfolios of Investments (Unaudited) (Continued)

and are generally catergorized in level 2. Debt securities with remaining maturities of 60 days or less may be valued at amortized cost, provided such amount approximates market value and are categorized in Level 2. While this method provides consistency in valuation (and may only be used if it approximates market value), it may result in periods during which fair value, as determined by amortized cost, is higher or lower than the price that would be received if the Fund sold the investment.

Securities mainly traded on a non-U.S. exchange or denominated in foreign currencies are generally valued according to the preceding closing values on that exchange, translated to U.S. dollars using currency exchange rates as of the close of regular trading on the NYSE, and are generally categorized in Level 1. However, if an event that may change the value of a security occurs after the time that the closing value on the non-U.S. exchange was determined, but before the close of regular trading on the NYSE, the security may be priced based on fair value and generally categorized in Level 2. This may cause the value of the security, if held on the books of a Fund, to be different from the closing value on the non-U.S. exchange and may affect the calculation of that Fund’s NAV.

The Funds may use fair value pricing under the following circumstances, among others:

•	If the value of a security has been materially affected by events occurring before the Funds’ pricing time but after the close of the primary markets on which the security is traded.

•	If the exchange on which a portfolio security is principally traded closes early or if trading in a particular portfolio security was halted during the day and did not resume prior to the Funds’ NAV calculation.

•	If a security is so thinly traded that reliable market quotations are unavailable due to infrequent trading.

•	If the validity of market quotations is not reliable.

Securities held by the Funds that do not have readily available market quotations, significant observable inputs, or securities for which the available market quotations are not reliable, are priced at their estimated fair value using procedures approved by the Funds’ Board of Trustees and are generally categorized in Level 3.

Each Fund is an investment company that follows the accounting and reporting guidance of Accounting Standards Codification Topic 946 applicable to investment companies.

Bank Loans — The Bond Fund may invest in bank loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London Inter Bank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

24

Notes to Portfolios of Investments (Unaudited) (Continued)

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset. Unrealized appreciation/depreciation on unfunded commitments represents fair value of the unfunded portion of the Fund’s bank loans.

As of March 31, 2018 the Fund did not hold any bank loans and unfunded loan commitments.

Investment companies—The Funds may invest in securities of other investment companies, including exchange-traded funds (“ETFs”), open-end funds and closed-end funds. Open-end funds are investment companies that issue new shares continuously and redeem shares daily. Closed-end funds are investment companies that typically issue a fixed number of shares that trade on a securities exchange or over-the-counter (“OTC”). An ETF is an investment company that typically seeks to track the performance of an index by holding in its portfolio shares of all the companies, or a representative sample of the companies, that are components of a particular index. ETF shares are traded on a securities exchange based on their market value. The risks of investment in other investment companies typically reflect the risks of the types of securities in which the other investment companies invest. Investments in ETFs and closed-end funds are subject to the additional risk that their shares may trade at a premium or discount to their NAV. When a Fund invests in another investment company, shareholders of the Fund indirectly bear their proportionate share of the other investment company’s fees and expenses, including operating, registration, trustee, licensing and marketing, as well as their share of the Fund’s fees and expenses.

Futures Contracts—The Active Bond Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce the Fund’s exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact the Fund’s return. In order to avoid leveraging and related risks, when the Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian or otherwise “cover” its position in a manner consistent with the Investment Company Act of 1940 or the rules of the Securities and Exchange Commission (the “SEC”) or interpretations thereunder. Collateral equal to the current fair value of the futures position will be determined on a daily basis.

When the contract is closed, the Fund records a realized gain or loss equal to the difference between the proceeds from (or cost of) the closing transactions and the Fund’s basis in the contract. Risks of entering into futures contracts include the possibility that a change in the value of the contract may not correlate with the changes in the value of the underlying instruments. Second, it is possible that a lack of liquidity for futures contracts could exist in the secondary market resulting in an inability to close a futures position prior to its maturity date. Third, the purchase of a futures contract involves the risk that the Fund could lose more than the original margin deposit required to initiate the futures transaction. Finally, the risk exists that losses could exceed amounts disclosed. There is minimal counterparty credit risk involved in entering into futures contracts since they are exchange-traded instruments and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

As of March 31, 2018, the Funds did not hold any futures contracts.

Foreign currency translation— The books and records of the Funds are maintained in U.S. dollars and translated into U.S. dollars on the following basis:

(1)	market value of investment securities, assets and liabilities at the current rate of exchange on the valuation date; and

(2)	purchases and sales of investment securities, income and expenses at the relevant rates of exchange prevailing on the respective dates of such transactions.

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Notes to Portfolios of Investments (Unaudited) (Continued)

The Funds do not isolate that portion of gains and losses on investments in equity securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of equity securities.

For the period ended March 31, 2018, the average quarterly notional value of outstanding derivative financial instruments were as follows:

Active Bond
Fund
Interest rate contracts:
Futures Contracts	$3,334,993

Real Estate Investment Trusts—The Funds may invest in real estate investment trusts (“REITs”) that involve risks not associated with investing in stocks. Risks include declines in the value of real estate, general and economic conditions, changes in the value of the underlying property and defaults by borrowers. The value of assets in the real estate industry may go through cycles of relative underperformance and outperformance in comparison to equity securities markets in general. Dividend income is recorded using management’s estimate of the income included in distributions received from REIT investments. The actual amounts of income, return of capital and capital gains are only determined by each REIT after its fiscal year-end and may differ from the estimated amount. Estimates of income are adjusted in the Funds to the actual amounts when the amounts are determined.

Portfolio securities loaned— The Funds may lend their portfolio securities. Lending portfolio securities exposes a Fund to the risk that the borrower may fail to return the loaned securities or may not be able to provide additional collateral or that the Funds may experience delays in recovery of the loaned securities or loss of rights in the collateral if the borrower fails financially. To minimize these risks, the borrower must agree to maintain cash collateral with the Funds’ custodian. The loaned securities are secured by collateral valued at least equal, at all times, to the market value of the loaned securities plus accrued interest, if any. When the collateral falls below specified amounts the lending agent will use its best effort to obtain additional collateral on the next business day to meet required amounts under the security lending agreement. The cash collateral is reinvested by the Funds’ custodian into an approved short-term investment vehicle. The approved short-term investment vehicle is subject to market risk.

As of March 31, 2018, the following Funds loaned securities and received collateral as follows:

		Market	Market
		Value of	Value of
		Securities	Collateral	Net
Fund	Security Type	Loaned*	Received	Amount**
Aggressive ETF Fund	Exchange-Traded Funds	388,207	394,824	6,617
Conservative ETF Fund	Exchange-Traded Funds	854,012	868,756	14,744
Moderate ETF Fund	Exchange-Traded Funds	678,526	690,118	11,592

* The remaining contractual maturity is overnight for all securities.

** Net amount represents the net amount payable due to the borrower in the event of default.

All cash collateral is received, held, and administered by the Funds’ custodian for the benefit of the lending Fund in its custody account or other account established for the purpose of holding collateral in cash equivalents.

Funds participating in securities lending receive compensation in the form of fees. Securities lending income is derived from lending long securities from the Funds to creditworthy approved borrowers at rates that are determined based on daily trading volumes, float, short-term interest rates and market liquidity and is net of fees. When a Fund lends securities, it retains the interest or dividends on the investment of any cash received as collateral and the Fund continues to receive interest or dividends on the loaned securities.

26

Notes to Portfolios of Investments (Unaudited) (Continued)

Unrealized gain or loss on the market value of the loaned securities that may occur during the term of the loan is recognized by the Fund. The Fund has the right under the lending agreement to recover any loaned securities from the borrower on demand.

When-issued or delayed delivery transactions— Each Fund may purchase or sell securities on a when-issued or delayed delivery basis. These transactions involve a commitment by the Fund to purchase or sell securities for a predetermined price or yield, with payment and delivery taking place beyond the customary settlement period. When delayed delivery purchases are outstanding, the Fund will set aside liquid assets in an amount sufficient to meet the purchase price. When purchasing a security on a delayed delivery basis, the Fund assumes the rights and risks of ownership of the security, including the risk of price and yield fluctuations, and takes such fluctuations into account when determining NAV. The Fund may dispose of or renegotiate a delayed delivery transaction after it is entered into, and may sell when-issued securities before they are delivered, which may result in a capital gain or loss. When the Fund has sold a security on a delayed delivery basis, the Fund does not participate in future gains and losses with respect to the security.

Security transactions— Security transactions are reflected for financial reporting purposes as of the trade date. Realized gains and losses on sales of portfolio securities are calculated using the identified cost basis.

Federal Tax Information— As of March 31, 2018, the Trust had the following federal tax cost resulting in net unrealized appreciation (depreciation) as follows:

		Gross	Gross	Gross	Gross
		Unrealized	Unrealized	Unrealized	Unrealized	Net
	Federal	Appreciation	Depreciation	Appreciation	Depreciation	Unrealized
	Tax	on	on	on	on	Appreciation
Fund	Cost	Investments	Investments	Other*	Other*	(Depreciation)
Active Bond Fund	$56,965,189	$409,514	$(909,434)	$—	$—	$(499,920)
Balanced Fund	15,861,354	1,914,745	(313,066)	—	—	1,601,679
Bond Fund	45,917,411	86,016	(746,597)	—	—	(660,581)
Common Stock Fund	127,992,995	26,532,577	(3,803,975)	—	—	22,728,602
Focused Fund	47,458,425	14,365,672	(1,928,415)	7	—	12,437,264
Large Cap Core Equity Fund	26,301,279	6,483,759	(403,051)	—	—	6,080,708
Small Company Fund	54,405,628	16,475,932	(1,734,002)	—	—	14,741,930
Aggressive ETF Fund	17,556,788	2,682,477	(114,269)	—	—	2,568,208
Conservative ETF Fund	18,467,296	1,294,090	(90,083)	—	—	1,204,007
Moderate ETF Fund	21,038,655	2,319,907	(231,902)	—	—	2,088,005

* Other includes Foreign Currency Transactions.

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Item 2. Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Touchstone Variable Series Trust

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 25, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Jill T. McGruder
Jill T. McGruder, President
(principal executive officer)

Date	May 25, 2018

By (Signature and Title)*	/s/ Terrie A. Wiedenheft
Terrie A. Wiedenheft, Controller and Treasurer
(principal financial officer)

Date	May 25, 2018

* Print the name and title of each signing officer under his or her signature.